Michael W. Stockton

Secretary

The Growth Fund of America

6455 Irvine Center Drive

Irvine, CA 92618-4518

Mailing address:

333 South Hope Street

Los Angeles, CA 90071-1406

(213) 486-9308 Tel

mws@capgroup.com

September 4, 2015

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Growth Fund of America
File Nos. 002-14728 and 811-00862

Dear Sir or Madam:

Enclosed is Form N-1A, Post-Effective Amendment No. 100 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 59 to the Registration Statement under the Investment Company Act of 1940, of the above-named investment company.  In addition to a few fund-specific amendments intended to reflect a change in portfolio manager responsibilities in light of the recent passing of our Chairman, James F. Rothenberg, this registration statement contains amendments reflecting disclosure pertaining to a new share class — Class R-5E — to be offered by the company.  As a result of the new share class disclosure, this filing is being made pursuant to Rule 485(a) under the Securities Act, and we propose that it become effective on November 1, 2015.

All of the funds comprising the American Funds family that offer Class R shares intend to offer the new share class to the investing public on November 20, 2015 pursuant to prospectuses effective November 1, 2015.  Normally, this would require each investment company to file an amended registration statement under Rule 485(a).  However, because the disclosure language relating to the new share class will be the same for all investment companies, we intend to file amended registration statements for the other investment companies under Rule 485(b)(1)(vii) in October 2015.

Thank you very much for your assistance.  If you have any questions, please do not hesitate to contact me at (213) 486-9308 or Erik Vayntrub at (213) 486-9108.

Sincerely,

Michael W. Stockton